Inventory (Tables)	9 Months Ended
Sep. 30, 2015
Inventory [Abstract]
Schedule of inventory
	September 30,	December 31,
	2015	2014
Raw materials	$161,934	$-
Sub-assemblies	124,038	-
Finished goods	236,160	-
	$522,132	$-